Income Taxes - Summary of Domestic and Foreign Components of Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Domestic	$ (36,787)	$ (67,677)
Foreign	(1,454)	(3,844)
Total	$ (38,241)	$ (71,521)